Financial instruments (Tables)	6 Months Ended
Apr. 30, 2020
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	April 30, 2020			January 31 2020	October 31 2019
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$500,139	$62,730	$562,869	$456,477	$429,655
Undrawn commitments	95,272	3,607	98,879	104,123	100,161
Other exposures (4)	116,823	9,901	126,724	116,661	110,492
Total non-retail	$712,234	$76,238	$788,472	$677,261	$640,308
Retail
Drawn (5)	$212,676	$86,835	$299,511	$301,646	$302,373
Undrawn commitments	51,950	–	51,950	50,594	50,843
Total retail	$264,626	$86,835	$351,461	$352,240	$353,216
Total	$976,860	$163,073	$1,139,933	$1,029,501	$993,524
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor	The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	April 30, 2020			April 30	January 31	April 30
($ millions)	Average	High	Low	2020	2020	2019
Credit spread plus interest rate	$32.3	$60.8	$11.3	$32.6	$17.8	$8.5
Credit spread	30.4	55.0	10.2	31.5	11.1	6.2
Interest rate	8.0	15.3	4.8	12.1	11.7	6.5
Equities	8.1	27.4	2.1	7.4	7.0	4.1
Foreign exchange	2.0	2.9	1.4	1.8	9.1	3.1
Commodities	5.1	8.8	2.7	6.9	3.7	2.6
Debt specific	7.2	14.1	2.6	9.3	3.1	3.7
Diversification effect	(20.5)	n/a	n/a	(23.5)	(25.0)	(12.0)
Total VaR	$34.2	$63.6	$12.3	$34.5	$15.7	$10.0
Total Stressed VaR	$42.5	$73.1	$20.1	$42.9	$51.6	$32.0

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of assets and liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	April 30 2020	January 31 2020	April 30 2019	April 30 2020	January 31 2020	April 30 2019	April 30 2020	January 31 2020	April 30 2019
Assets
Investment securities (2)	$–	$–	$14	$–	$–	$–	$–	$–	$–
Liabilities
Senior note liabilities (3)	$16,111	$12,994	$10,919	$1,834	$(122)	$(774)	$1,260	$(574)	$(172)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)	Changes in fair value are recorded in non-interest income – other.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount (1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at April 30, 2020	$17,371	$16,111	$1,260	$404	$337
As at January 31, 2020	$12,420	$12,994	$(574)	$(12)	$(67)
As at April 30, 2019	$10,747	$10,919	$(172)	$(43)	$(79)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2020		January 31, 2020		October 31, 2019
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$103,904	$103,904	$69,291	$69,291	$46,720	$46,720
Trading assets	121,485	121,485	144,731	144,731	127,488	127,488
Securities purchased under resale agreements and securities borrowed	131,166	131,166	146,432	146,432	131,178	131,178
Derivative financial instruments	64,617	64,617	43,083	43,083	38,119	38,119
Investment securities – fair value	86,120	86,120	57,264	57,264	60,514	60,514
Investment securities – amortized cost	34,057	33,482	20,912	20,739	22,000	21,845
Loans	631,453	625,186	597,836	592,279	600,155	592,483
Customers’ liability under acceptances	22,668	22,668	21,364	21,364	13,896	13,896
Other financial assets	18,200	18,200	20,123	20,123	15,142	15,142
Liabilities:
Deposits	800,282	797,690	766,067	763,850	735,270	733,390
Financial instruments designated at fair value through profit or loss	16,111	16,111	12,994	12,994	12,235	12,235
Acceptances	22,712	22,712	21,389	21,389	13,901	13,901
Obligations related to securities sold short	32,165	32,165	32,439	32,439	30,404	30,404
Derivative financial instruments	65,002	65,002	43,139	43,139	40,222	40,222
Obligations related to securities sold under repurchase agreements and securities lent	166,118	166,118	143,019	143,019	124,083	124,083
Subordinated debentures	7,701	7,484	7,673	7,295	7,553	7,252
Other financial liabilities	42,092	41,913	37,906	37,318	38,338	37,713

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2020				January 31, 2020
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$4,936	$3	$4,939	$–	$3,593	$23	$3,616
Trading assets
Loans	–	15,339	20	15,359	–	15,793	22	15,815
Canadian federal government and government guaranteed debt	10,141	2,150	–	12,291	13,535	1,721	–	15,256
Canadian provincial and municipal debt	–	9,000	–	9,000	–	11,578	–	11,578
US treasury and other US agencies’ debt	10,445	–	–	10,445	10,032	–	–	10,032
Other foreign governments’ debt	5,237	4,719	–	9,956	5,742	4,345	–	10,087
Corporate and other debt	–	11,636	19	11,655	–	10,836	19	10,855
Income funds	89	–	–	89	96	–	–	96
Equity securities	51,688	126	–	51,814	70,027	140	–	70,167
Other (2)	876	–	–	876	845	–	–	845
	$78,476	$47,906	$42	$126,424	$100,277	$48,006	$64	$148,347
Investment securities (3)
Canadian federal government and government guaranteed debt	$11,811	$17,421	$–	$29,232	$6,604	$3,728	$–	$10,332
Canadian provincial and municipal debt	82	12,468	–	12,550	177	2,596	–	2,773
US treasury and other US agencies’ debt	15,607	578	–	16,185	14,467	4,507	–	18,974
Other foreign governments’ debt	10,984	12,628	23	23,635	8,361	12,427	23	20,811
Corporate and other debt	356	1,493	15	1,864	232	1,143	27	1,402
Equity securities	1,380	489	785	2,654	1,586	616	770	2,972
	$40,220	$45,077	$823	$86,120	$31,427	$25,017	$820	$57,264
Derivative financial instruments
Interest rate contracts	$–	$22,903	$21	$22,924	$–	$16,797	$7	$16,804
Foreign exchange and gold contracts	–	29,972	–	29,972	–	20,994	–	20,994
Equity contracts	1,033	2,271	1	3,305	401	2,283	1	2,685
Credit contracts	–	1,241	–	1,241	–	177	–	177
Commodity contracts	–	7,170	5	7,175	–	2,416	7	2,423
	$1,033	$63,557	$27	$64,617	$401	$42,667	$15	$43,083
Liabilities:
Deposits (4)	$–	$79	$–	$79	$–	$155	$–	$155
Financial liabilities designated at fair value through profit or loss	–	16,111	–	16,111	–	12,994	–	12,994
Obligations related to securities sold short	27,385	4,780	–	32,165	27,413	5,026	–	32,439
Derivative financial instruments
Interest rate contracts	–	18,322	46	18,368	–	14,949	38	14,987
Foreign exchange and gold contracts	–	32,713	–	32,713	–	21,890	–	21,890
Equity contracts	931	3,312	10	4,253	325	2,529	3	2,857
Credit contracts	–	26	–	26	–	37	–	37
Commodity contracts	–	9,629	13	9,642	–	3,349	19	3,368
	$931	$64,002	$69	$65,002	$325	$42,754	$60	$43,139
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents E nergy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $33,482 (January 31, 2020 – $20,739).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

	As at October 31, 2019
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,709	$–	$3,709
Trading assets
Loans	–	13,829	–	13,829
Canadian federal government and government guaranteed debt	9,345	1,828	–	11,173
Canadian provincial and municipal debt	–	7,615	–	7,615
US treasury and other US agencies’ debt	8,604	–	–	8,604
Other foreign governments’ debt	6,058	3,224	–	9,282
Corporate and other debt	–	10,523	17	10,540
Income funds	73	–	–	73
Equity securities	65,215	161	1	65,377
Other (2)	995	–	–	995
	$90,290	$40,889	$18	$131,197
Investment securities (3)
Canadian federal government and government guaranteed debt	$8,464	$3,917	$–	$12,381
Canadian provincial and municipal debt	197	3,044	–	3,241
US treasury and other US agencies’ debt	16,117	3,772	–	19,889
Other foreign governments’ debt	10,973	9,608	30	20,611
Corporate and other debt	230	1,784	21	2,035
Equity securities	1,204	284	869	2,357
	$37,185	$22,409	$920	$60,514
Derivative financial instruments
Interest rate contracts	$–	$16,621	$15	$16,636
Foreign exchange and gold contracts	8	17,309	–	17,317
Equity contracts	599	1,394	2	1,995
Credit contracts	–	406	–	406
Commodity contracts	6	1,759	–	1,765
	$613	$37,489	$17	$38,119
Liabilities:
Deposits (4)	$–	$144	$–	$144
Financial liabilities designated at fair value through profit or loss	–	12,235	–	12,235
Obligations related to securities sold short	26,669	3,735	–	30,404
Derivative financial instruments
Interest rate contracts	–	13,867	71	13,938
Foreign exchange and gold contracts	–	20,350	–	20,350
Equity contracts	530	2,557	6	3,093
Credit contracts	–	38	–	38
Commodity contracts	–	2,803	–	2,803
	$530	$39,615	$77	$40,222
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents E nergy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $21,845.
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2020.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$23	$1	$–	$–	$(21)	$–	$3	$1
	23	1	–	–	(21)	–	3	1
Trading assets
Loans	22	1	–	–	(3)	–	20	1
Corporate and other debt	19	–	–	–	–	–	19	–
	41	1	–	–	(3)	–	39	1
Investment securities
Other foreign governments’ debt	23	–	–	–	–	–	23	n/a
Corporate and other debt	27	–	(12)	–	–	–	15	n/a
Equity securities	770	(21)	2	58	(24)	–	785	(21)
	820	(21)	(10)	58	(24)	–	823	(21)
Derivative financial instruments – assets
Interest rate contracts	7	2	–	13	(1)	–	21	2
Equity contracts	1	–	–	–	–	–	1	–	(2)
Commodity contracts	7	(2)	–	–	–	–	5	(2)

Derivative financial instruments –liabilities
Interest rate contracts	(38)	(4)	–	(6)	1	1	(46)	(4	) (3)
Equity contracts	(3)	–	–	(6)	–	(1)	(10)	–	(2)
Commodity contracts	(19)	6	–	–	–	–	(13)	6
	(45)	2	–	1	–	–	(42)	2
Total	$839	$(17)	$(10)	$59	$(48)	$–	$823	$(17)
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table
s
summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2020 and October 31, 2019:

	As at January 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$–	$–	$–	$23	$–	$–	$23
Trading assets	18	2	–	22	(1)	–	41
Investment securities	920	9	–	94	(203)	–	820
Derivative financial instruments	(60)	(7)	–	(1)	–	23	(45)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$1	$–	$–	$–	$(1)	$–	$–
Trading assets	14	2	–	2	–	–	18
Investment securities	861	19	(1)	54	(13)	–	920
Derivative financial instruments	(9)	(13)	–	(35)	–	(3)	(60)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.